ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS
NOTE 3 – ACQUISITIONS
BMP Business Combination
On February 16, 2022, the Company acquired 100% of the outstanding share capital of Business Mobility Partners, Inc. and Simon IoT LLC ("Simon IoT"), collectively, the “Acquired Companies” or “BMP Acquisition” which are industry-leading mobility service providers, to expand the Company’s services and solutions within the healthcare and life sciences industries (the “BMP Business Combination Agreement”).
The transaction was funded by available cash and the issuance of the Company’s shares. Transaction costs for legal consulting, accounting, and other related costs incurred in connection with the acquisition of the Acquired Companies were $1.7 million. Included in the three months ended March 31, 2022, were $1.4 million of transaction costs, which were included in selling, general and administrative expenses in the Company's consolidated statement of operations.
The following table summarizes the allocation of the consideration transferred for the Acquired Companies, including the identified assets acquired and liabilities assumed as of the acquisition date.

(In thousands, USD)	Fair Value
Cash, (net of closing cash of $1,995) and working capital adjustments	$46,002
Fair value of KORE common stock issued to sellers (4,212,246 shares)	23,295
Total consideration	$69,297
Assets acquired:
Accounts receivable	3,303
Inventories	1,323
Prepaid expenses and other receivables	976
Property and equipment	201
Intangible assets	28,664
Total Assets acquired	34,467
Liabilities assumed:
Deferred tax liabilities	7,391
Accounts payable and accrued liabilities	2,638
Liabilities assumed	10,029
Net identifiable assets acquired	24,438
Goodwill (excess of consideration transferred over net identifiable assets acquired)	$44,859
Goodwill represents the future economic benefits that we expect to achieve as a result of the acquisition of the Acquired Companies. A portion of the goodwill resulting from the acquisition is deductible for tax purposes.
The BMP Business Combination Agreement contains customary indemnification terms. Under the BMP Business Combination Agreement, approximately $3.45 million of the cash purchase price was paid at closing and is to be held in escrow, for a maximum of 18 months from the closing date, to guarantee the performance of general representations and warranties regarding closing amounts and to indemnify the Company against any future claims. During the third quarter of 2022, $0.6 million of the $3.45 million was paid to the seller from the escrow account which did not result in any adjustments to the purchase price. The financial results of the Acquired Companies are included in the Company’s consolidated statements of operations from the date of acquisition.
Unaudited pro forma information
Had the acquisition of the Acquired Companies been completed on January 1, 2021, total revenue would have been $74.7 million, and the net loss would have been $9.9 million for the three months ended March 31, 2022.
This unaudited pro forma financial information is not necessarily indicative of what the operating results actually would have been if the acquisition had taken place on January 1, 2022, nor is it indicative of future operating results. The pro forma amounts include the historical operating results of the Company prior to the acquisition, with adjustments factually supportable and directly attributable to the acquisition, primarily related to transaction costs and the amortization of intangible assets.
The pro forma net loss for the three months ended March 31, 2022, reflects a non-recurring adjustment to exclude acquisition-related costs of $1.4 million.
Pending acquisition
On March 26, 2023, the Company entered into an agreement to acquire Twilio's IoT business unit for 10 million shares of the Company's common stock, par value $0.0001. The agreement provides that if 10 million shares of the Company's common stock has an aggregate value in excess of $28 million based on the closing price of the Company's common stock on the business day immediately prior to the date of closing, the Company will issue to
Twilio a number of shares of the Company's common stock having an aggregate value of $28 million based on the closing price of the Company's common stock on the business day immediately prior to the date of closing. Completion of the acquisition is subjected to customary closing conditions and is expected to close in the second quarter of 2023.	ACQUISITIONS
BMP Business Combination
On February 16, 2022, the Company acquired 100% of the outstanding share capital of Business Mobility Partners, Inc. and Simon IoT LLC which are industry-leading mobility service providers, to expand the Company’s services and solutions within the healthcare and life sciences industries (the “BMP Business Combination Agreement”).
The transaction was funded by available cash and the issuance of the Company’s shares. Transaction costs for legal consulting, accounting, and other related costs incurred in connection with the acquisition of BMP were $1.7 million of which, $1.4 million and $0.3 million were included in selling, general and administrative expenses in the Company's consolidated statements of operation for the years ended December 31, 2022 and 2021 respectively.
The following table summarizes the allocation of the consideration transferred for BMP, including the identified assets acquired and liabilities assumed as of the acquisition date.

(In thousands, USD, except share amounts)	Fair Value
Cash, (net of closing cash of $1,995) and working capital adjustments	$46,002
Fair value of KORE Common Stock issued to sellers (4,212,246 shares)	23,295
Total consideration	$69,297
Assets acquired:
Accounts receivable	3,303
Inventories	1,323
Prepaid expenses and other receivables	976
Property and equipment	201
Intangible assets	28,664
Total Assets acquired	34,467
Liabilities assumed:
Deferred tax liabilities	7,391
Accounts payable and accrued liabilities	2,638
Liabilities assumed	10,029
Net identifiable assets acquired	24,438
Goodwill (excess of consideration transferred over net identifiable assets acquired)	$44,859
Goodwill represents the future economic benefits that we expect to achieve as a result of the BMP acquisition. Approximately $7.0 million of the goodwill resulting from the acquisition is deductible for tax purposes.
The BMP Business Combination Agreement contains customary indemnification terms. Under the BMP Business Combination Agreement, a portion of the cash purchase price, approximately $3.45 million paid at closing is to be held in escrow, for a maximum of 18 months from the closing date, to guarantee performance of general representations and warranties regarding closing amounts and to indemnify the Company against any future claims. During the year ended December 31, 2022, $0.6 million of the $3.45 million was paid to the seller from the escrow account that did not result in any adjustments to the purchase price. The financial results of BMP are included in the Company’s consolidated statement of operations from the date of acquisition. For the year ended December 31, 2022, the amounts of revenue and net income included in the Company’s consolidated statement of operations were $45.7 million and $11.1 million, respectively.
Unaudited pro forma information
This unaudited pro forma financial information presented is not necessarily indicative of what the operating results would have been if the acquisition had taken place on January 1, 2021, nor is it indicative of future operating results. The pro forma amounts include the historical operating results of the Company prior to the acquisition, with adjustments factually supportable and directly attributable to the acquisition, primarily related to transaction costs, and the amortization of intangible assets. Had the acquisition of BMP been completed on January 1, 2021, net revenue and loss would have been:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Net Revenue	$274,179	$278,601
Net Loss	104,483	22,415